SHAREHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

The table below summarizes the Company’s warrant activities for nine months ended September 30, 2024:

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, December 31, 2023	150,000	$4.17	$4.17
Granted	128,188	2.40 – 4.80	4.43
Cancelled	–	–	–
Exercised	–	–	–
Forfeited/Expired	–	–	–
Balance, September 30, 2024	278,188	$2.40 – 4.80	$4.29
Vested and exercisable, September 30, 2024	169,688	$2.40 – 4.17	$3.96

The table below summarizes the Company’s warrant activities for years ended December 31, 2022 and 2023:

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, December 31, 2021	120,000	$4.17 - 8.33	$5.23
Granted	150,000	4.17	4.17
Cancelled	–	–	–
Exercised	–	–	–
Forfeited/Expired	(90,000)	4.17	4.17
Balance, December 31, 2022	180,000	4.17 - 8.33	4.86
Granted	–	–	–
Cancelled	–	–	–
Exercised	–	–	–
Forfeited/Expired	(30,000)	8.33	8.33
Balance, December 31, 2023	150,000	$4.17	$4.17
Vested and exercisable, December 31, 2023	150,000	$4.17	$4.17

SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS

The following table summarizes information concerning outstanding and exercisable warrants as of September 30, 2024:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$2.40	19.688	5.00	$2.40	19,688	5.00	$2.40
4.17 - 4.80	258,500	2.39	4.43	150,000	0.50	4.17
$2.40–4.80	278,188	2.57	$4.29	169,688	1.02	$3.96

The following table summarizes information concerning outstanding and exercisable warrants as of December 31, 2023:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$4.17	150,000	1.17	$4.17	150,000	1.17	$4.17

SCHEDULE OF RESTRICTED COMMON STOCK ACTIVITY

The following table summarizes restricted common stock activity during the nine months ended September 30, 2024:

	Number of Restricted Shares	Fair Value	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2023	—	$—	$—
Granted	80,000	174	2.18
Vested	—	(5)	(1.90)
Forfeited	—	—	—
Non-vested, September 30, 2024	80,000	$169	$2.18